Long-term Debt - Interest Rates (Details)	Dec. 31, 2015
Bank of America Corporation | Fixed, with a weighted-average rate of 4.55%, ranging from 1.25% to 8.40%, due 2016 to 2045 | Senior notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	4.55%
Bank of America Corporation | Floating, with a weighted-average rate of 1.38%, ranging from 0.11% to 5.07%, due 2016 to 2044 | Senior notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.38%
Bank of America Corporation | Fixed, with a weighted-average rate of 5.19%, ranging from 2.40% to 8.57%, due 2016 to 2045 | Subordinated notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	5.19%
Bank of America Corporation | Floating, with a weighted-average rate of 0.94%, ranging from 0.43% to 2.68%, due 2016 to 2026 | Subordinated notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.94%
Bank of America Corporation | Fixed, with a weighted-average rate of 6.78%, ranging from 5.25% to 8.05%, due 2027 to 2067 | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	6.78%
Bank of America Corporation | Floating, with a weighted-average rate of 1.08%, ranging from 0.87% to 1.53%, due 2027 to 2056 | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.08%
Bank of America, N.A. | Fixed, with a weighted-average rate of 1.57%, ranging from 1.13% to 2.05%, due 2016 to 2018 | Senior notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.57%
Bank of America, N.A. | Floating, with a weighted-average rate of 1.13%, ranging from 0.43% to 3.30%, due 2016 to 2041 | Senior notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.13%
Bank of America, N.A. | Fixed, with a weighted-average rate of 5.68%, ranging from 5.30% to 6.10%, due 2016 to 2036 | Subordinated notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	5.68%
Bank of America, N.A. | Floating, with a weighted-average rate of 0.80%, ranging from 0.79% to 0.81%, due 2016 to 2019 | Subordinated notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.80%
Bank of America, N.A. | Fixed, with a weighted-average rate of 5.34%, ranging from 0.01% to 7.72%, due 2016 to 2034 | Advances from Federal Home Loan Banks
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	5.34%
Bank of America, N.A. | Floating, with a weighted-average rate of 0.41%, ranging from 0.35% to 0.63%, due 2016 | Advances from Federal Home Loan Banks
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.41%
Subsidiaries | Fixed, with a rate of 5.50%, due 2017 to 2021 | Senior notes
Debt Instrument [Line Items]
Per annum interest rate of the notes	5.50%
Minimum | Bank of America Corporation | Fixed, with a weighted-average rate of 4.55%, ranging from 1.25% to 8.40%, due 2016 to 2045 | Senior notes
Debt Instrument [Line Items]
Per annum interest rate of the notes	1.25%
Minimum | Bank of America Corporation | Floating, with a weighted-average rate of 1.38%, ranging from 0.11% to 5.07%, due 2016 to 2044 | Senior notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.11%
Minimum | Bank of America Corporation | Fixed, with a weighted-average rate of 5.19%, ranging from 2.40% to 8.57%, due 2016 to 2045 | Subordinated notes
Debt Instrument [Line Items]
Per annum interest rate of the notes	2.40%
Minimum | Bank of America Corporation | Floating, with a weighted-average rate of 0.94%, ranging from 0.43% to 2.68%, due 2016 to 2026 | Subordinated notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.43%
Minimum | Bank of America Corporation | Fixed, with a weighted-average rate of 6.78%, ranging from 5.25% to 8.05%, due 2027 to 2067 | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Per annum interest rate of the notes	5.25%
Minimum | Bank of America Corporation | Floating, with a weighted-average rate of 1.08%, ranging from 0.87% to 1.53%, due 2027 to 2056 | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.87%
Minimum | Bank of America, N.A. | Fixed, with a weighted-average rate of 1.57%, ranging from 1.13% to 2.05%, due 2016 to 2018 | Senior notes
Debt Instrument [Line Items]
Per annum interest rate of the notes	1.13%
Minimum | Bank of America, N.A. | Floating, with a weighted-average rate of 1.13%, ranging from 0.43% to 3.30%, due 2016 to 2041 | Senior notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.43%
Minimum | Bank of America, N.A. | Fixed, with a weighted-average rate of 5.68%, ranging from 5.30% to 6.10%, due 2016 to 2036 | Subordinated notes
Debt Instrument [Line Items]
Per annum interest rate of the notes	5.30%
Minimum | Bank of America, N.A. | Floating, with a weighted-average rate of 0.80%, ranging from 0.79% to 0.81%, due 2016 to 2019 | Subordinated notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.79%
Minimum | Bank of America, N.A. | Fixed, with a weighted-average rate of 5.34%, ranging from 0.01% to 7.72%, due 2016 to 2034 | Advances from Federal Home Loan Banks
Debt Instrument [Line Items]
Per annum interest rate of the notes	0.01%
Minimum | Bank of America, N.A. | Floating, with a weighted-average rate of 0.41%, ranging from 0.35% to 0.63%, due 2016 | Advances from Federal Home Loan Banks
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.35%
Maximum | Bank of America Corporation | Fixed, with a weighted-average rate of 4.55%, ranging from 1.25% to 8.40%, due 2016 to 2045 | Senior notes
Debt Instrument [Line Items]
Per annum interest rate of the notes	8.40%
Maximum | Bank of America Corporation | Floating, with a weighted-average rate of 1.38%, ranging from 0.11% to 5.07%, due 2016 to 2044 | Senior notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	5.07%
Maximum | Bank of America Corporation | Fixed, with a weighted-average rate of 5.19%, ranging from 2.40% to 8.57%, due 2016 to 2045 | Subordinated notes
Debt Instrument [Line Items]
Per annum interest rate of the notes	8.57%
Maximum | Bank of America Corporation | Floating, with a weighted-average rate of 0.94%, ranging from 0.43% to 2.68%, due 2016 to 2026 | Subordinated notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	2.68%
Maximum | Bank of America Corporation | Fixed, with a weighted-average rate of 6.78%, ranging from 5.25% to 8.05%, due 2027 to 2067 | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Per annum interest rate of the notes	8.05%
Maximum | Bank of America Corporation | Floating, with a weighted-average rate of 1.08%, ranging from 0.87% to 1.53%, due 2027 to 2056 | Junior subordinated notes (related to trust preferred securities)
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	1.53%
Maximum | Bank of America, N.A. | Fixed, with a weighted-average rate of 1.57%, ranging from 1.13% to 2.05%, due 2016 to 2018 | Senior notes
Debt Instrument [Line Items]
Per annum interest rate of the notes	2.05%
Maximum | Bank of America, N.A. | Floating, with a weighted-average rate of 1.13%, ranging from 0.43% to 3.30%, due 2016 to 2041 | Senior notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	3.30%
Maximum | Bank of America, N.A. | Fixed, with a weighted-average rate of 5.68%, ranging from 5.30% to 6.10%, due 2016 to 2036 | Subordinated notes
Debt Instrument [Line Items]
Per annum interest rate of the notes	6.10%
Maximum | Bank of America, N.A. | Floating, with a weighted-average rate of 0.80%, ranging from 0.79% to 0.81%, due 2016 to 2019 | Subordinated notes
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.81%
Maximum | Bank of America, N.A. | Fixed, with a weighted-average rate of 5.34%, ranging from 0.01% to 7.72%, due 2016 to 2034 | Advances from Federal Home Loan Banks
Debt Instrument [Line Items]
Per annum interest rate of the notes	7.72%
Maximum | Bank of America, N.A. | Floating, with a weighted-average rate of 0.41%, ranging from 0.35% to 0.63%, due 2016 | Advances from Federal Home Loan Banks
Debt Instrument [Line Items]
Percentage bearing variable interest, percentage rate	0.63%